Equity Securities, Net Gains (Losses) from Measurement Alternative Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Gains (Losses) from Measurement Alternative Equity Securities
Total net gains (losses) from equity securities not carried at fair value	$ 119	$ 628	$ (525)
Measurement alternative [Member] | Not held for trading [Member]
Net Gains (Losses) from Measurement Alternative Equity Securities
Gross unrealized gains from observable price changes	440	758	607
Gross unrealized losses from observable price changes	(47)	(9)	(29)
Impairment write-downs	(401)	(618)	(1,113)
Net realized gains (losses) from sale	90	227	42
Total net gains (losses) from equity securities not carried at fair value	$ 82	$ 358	$ (493)